BORROWINGS - Short-term narrative (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2025	Dec. 31, 2024
BORROWINGS
Short-term loans interest rate	3.06%	3.03%
Short-term borrowings	¥ 10,655,366	¥ 6,933,899
Loans denominated and repayable in JPY
BORROWINGS
Short-term borrowings	134,000
Loans denominated and repayable in USD
BORROWINGS
Short-term borrowings	¥ 426,000